Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Intangible Assets
Intangible assets consisted of the following:

		As of June 30, 2023
	Estimated Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(50,558)	$17,065
Internal-use software	3	296,675	(158,371)	138,304

Total intangible assets		$364,298	$(208,929)	$155,369

		As of December 31, 2022
	Estimated Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(47,177)	$20,446
Internal-use software	3	296,675	(108,925)	187,750

Total intangible assets		$364,298	$(156,102)	$208,196

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Intangible Assets
Other intangible assets consisted of the following:

		As of December 31, 2022
	Estimated Life (Years)	Gross Carrying amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$67,623	$(47,177)	$20,446
Internal-use software	3	296,675	(108,925)	187,750

Total intangible assets		$364,298	$(156,102)	$208,196

		As of December 31, 2021
	Estimated Life (Years)	Gross Carrying amount	Accumulated Amortization	Net Carrying Amount
Licenses	10	$85,131	$(45,229)	$39,902
Internal-use software	3	73,601	(28,623)	44,978
Capitalized internal-use software in progress	N/A	223,074	—	223,074

Total intangible assets		$381,806	$(73,852)	$307,954

Schedule of Future Amortization Expense For Intangible Assets	Future amortization expense for intangible assets subject to amortization is:

Year Ending December 31:
2023	$105,654
2024	95,621
2025	6,762
2026	159
2027	—
Thereafter	—

Total	$208,196